BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012		Jan. 27, 2012	Dec. 27, 2011	Jan. 17, 2010
Total assets acquired	$ 9,021				$ 13,684
Liabilities due to acquisition activities					5,059
Net assets acquired				12,705	8,625
Working Capital Including Deferred Tax Liability [Member]
Total assets acquired					3,926
Fixed Assets [Member]
Total assets acquired					54
Goodwill [Member]
Total assets acquired	5,809	[1]	51,614		4,831
Net assets acquired				8,702
Customer Relationship [Member]
Total assets acquired			$ 5,644		$ 4,873

[1]	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.